UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium and Growth Fund (JPG)
September 30, 2010

Shares	Description (1)				Value
	Common Stocks – 99.4%
	Aerospace & Defense – 2.7%
25,408	Boeing Company				$ 1,690,648
6,100	Goodrich Corporation				449,753
31,477	Honeywell International Inc.				1,383,099
14,434	Raytheon Company				659,778
26,906	United Technologies Corporation				1,916,514
	Total Aerospace & Defense				6,099,792
	Air Freight & Logistics – 1.1%
35,587	United Parcel Service, Inc., Class B				2,373,297
	Airlines – 0.2%
13,335	Lan Airlines S.A., Sponsored ADR				392,582
	Auto Components – 0.1%
9,310	Cooper Tire & Rubber				182,755
5,700	Dana Holding Corporation, (2)				70,224
	Total Auto Components				252,979
	Automobiles – 0.5%
99,139	Ford Motor Company, (2)				1,213,461
	Beverages – 2.3%
47,604	Coca-Cola Company				2,785,786
36,897	PepsiCo, Inc.				2,451,437
	Total Beverages				5,237,223
	Biotechnology – 0.8%
14,225	Celgene Corporation, (2)				819,502
1,860	Cephalon, Inc., (2)				116,138
22,781	Gilead Sciences, Inc., (2)				811,231
10,546	PDL Biopahrma Inc.				55,472
	Total Biotechnology				1,802,343
	Capital Markets – 2.1%
53,257	Charles Schwab Corporation				740,272
24,627	Federated Investors Inc.				560,511
14,321	Goldman Sachs Group, Inc.				2,070,530
40,842	Morgan Stanley				1,007,981
14,786	Waddell & Reed Financial, Inc., Class A				404,545
	Total Capital Markets				4,783,839
	Chemicals – 2.4%
32,040	Dow Chemical Company				879,818
42,197	E.I. Du Pont de Nemours and Company				1,882,830
7,200	Eastman Chemical Company				532,800
11,108	Monsanto Company				532,406
27,935	Olin Corporation				563,170
10,184	PPG Industries, Inc.				741,395
16,530	RPM International, Inc.				329,278
	Total Chemicals				5,461,697
	Commercial Banks – 2.6%
12,408	Comerica Incorporated				460,957
11,483	Fifth Third Bancorp.				138,140
11,376	First Horizon National Corporation, (2)				129,805
8,574	FirstMerit Corporation				157,076
49,105	Huntington BancShares Inc.				278,425
33,673	Regions Financial Corporation				244,803
67,046	U.S. Bancorp				1,449,535
121,497	Wells Fargo & Company				3,053,220
	Total Commercial Banks				5,911,961
	Commercial Services & Supplies – 0.3%
5,330	Avery Dennison Corporation				197,850
14,872	Deluxe Corporation				284,501
8,400	Kimball International Inc., Class B				48,972
11,117	Standard Register Company				32,462
	Total Commercial Services & Supplies				563,785
	Communications Equipment – 2.7%
136,504	Cisco Systems, Inc., (2)				2,989,438
104,122	Motorola, Inc., (2)				888,161
46,352	QUALCOMM, Inc.				2,091,402
1,784	Research In Motion Limited, (2)				86,863
	Total Communications Equipment				6,055,864
	Computers & Peripherals – 3.3%
20,703	Apple, Inc., (2)				5,874,476
30,455	Dell Inc., (2)				394,697
58,861	EMC Corporation, (2)				1,195,467
	Total Computers & Peripherals				7,464,640
	Consumer Finance – 0.5%
25,173	American Express Company				1,058,021
	Containers & Packaging – 0.2%
19,132	Packaging Corp. of America				443,288
	Distributors – 0.4%
21,089	Genuine Parts Company				940,359
	Diversified Consumer Services – 0.1%
5,562	Apollo Group, Inc., (2)				285,609
	Diversified Financial Services – 4.3%
206,045	Bank of America Corporation				2,701,250
418,177	Citigroup Inc., (2)				1,630,890
2,592	CME Group, Inc.				675,086
4,327	Intercontinental Exchange, Inc., (2)				453,123
98,908	JP Morgan Chase & Co.				3,765,428
17,015	New York Stock Exchange Euronext				486,119
	Total Diversified Financial Services				9,711,896
	Diversified Telecommunication Services – 3.9%
4,000	Alaska Communications Systems Group Inc.				40,600
168,982	AT&T Inc.				4,832,885
111,815	Frontier Communications Corporation				913,529
91,106	Verizon Communications Inc.				2,969,145
	Total Diversified Telecommunication Services				8,756,159
	Electric Utilities – 1.7%
77,700	Duke Energy Corporation				1,376,067
61,212	Great Plains Energy Incorporated				1,156,907
26,701	Progress Energy, Inc.				1,186,058
	Total Electric Utilities				3,719,032
	Electrical Equipment – 1.0%
6,295	Cooper Industries Inc.				308,014
30,220	Emerson Electric Company				1,591,385
6,854	Rockwell Automation, Inc.				423,097
	Total Electrical Equipment				2,322,496
	Electronic Equipment & Instruments – 0.4%
48,583	Corning Incorporated				888,097
	Energy Equipment & Services – 2.2%
12,531	Baker Hughes Incorporated				533,821
2,246	Carbo Ceramics Inc.				181,926
33,801	Halliburton Company				1,117,799
9,961	National-Oilwell Varco Inc.				442,966
2,835	Noble Corporation				95,795
40,427	Schlumberger Limited				2,490,707
1,869	Tidewater Inc.				83,750
	Total Energy Equipment & Services				4,946,764
	Food & Staples Retailing – 2.0%
31,018	CVS Caremark Corporation				976,136
23,426	SUPERVALU INC.				270,102
55,687	Wal-Mart Stores, Inc.				2,980,368
6,512	Whole Foods Market, Inc., (2)				241,660
	Total Food & Staples Retailing				4,468,266
	Food Products – 1.2%
13,960	Archer-Daniels-Midland Company				445,603
33,806	ConAgra Foods, Inc.				741,704
47,796	Kraft Foods Inc.				1,474,985
	Total Food Products				2,662,292
	Gas Utilities – 0.5%
18,129	Nicor Inc.				830,671
7,318	ONEOK, Inc.				329,603
	Total Gas Utilities				1,160,274
	Health Care Equipment & Supplies – 0.6%
28,854	Boston Scientific Corporation, (2)				176,875
3,976	Hologic Inc., (2)				63,656
33,819	Medtronic, Inc.				1,135,642
	Total Health Care Equipment & Supplies				1,376,173
	Health Care Providers & Services – 2.0%
13,746	Aetna Inc.				434,511
1,637	Brookdale Senior Living Inc., (2)				26,699
18,174	Express Scripts, Inc., (2)				885,074
5,614	Humana Inc., (2)				282,047
3,420	Lincare Holdings				85,808
15,149	Medco Health Solutions, Inc., (2)				788,657
24,649	Tenet Healthcare Corporation, (2)				116,343
30,450	UnitedHealth Group Incorporated				1,069,100
13,135	Wellpoint Inc., (2)				743,966
	Total Health Care Providers & Services				4,432,205
	Hotels, Restaurants & Leisure – 1.5%
9,393	International Game Technology				135,729
34,262	McDonald's Corporation				2,552,862
11,488	MGM Mirage Inc., (2)				129,585
4,557	Tim Hortons Inc.				165,920
43,350	Wendy's International, Inc.				196,376
5,549	Wyndham Worldwide Corporation				152,431
	Total Hotels, Restaurants & Leisure				3,332,903
	Household Durables – 0.9%
9,110	KB Home				103,216
7,125	Lennar Corporation, Class A				109,583
16,964	Newell Rubbermaid Inc.				302,129
22,200	Stanley Black & Decker Inc.				1,360,416
2,527	Whirlpool Corporation				204,586
	Total Household Durables				2,079,930
	Household Products – 2.4%
7,688	Colgate-Palmolive Company				590,900
12,600	Kimberly-Clark Corporation				819,630
65,048	Procter & Gamble Company				3,900,929
	Total Household Products				5,311,459
	Industrial Conglomerates – 2.3%
17,781	3M Co.				1,541,791
230,736	General Electric Company				3,749,460
	Total Industrial Conglomerates				5,291,251
	Insurance – 2.6%
22,025	Arthur J. Gallagher & Co.				580,799
9,351	Berkshire Hathaway Inc., Class B, (2)				773,141
16,883	Fidelity National Title Group Inc., Class A				265,232
19,830	Genworth Financial Inc., Class A, (2)				242,323
29,671	Lincoln National Corporation				709,730
27,861	Marsh & McLennan Companies, Inc.				672,007
16,648	Mercury General Corporation				680,404
14,413	Prudential Financial, Inc.				780,896
16,400	Travelers Companies, Inc.				854,440
12,560	Unitrin, Inc.				306,338
	Total Insurance				5,865,310
	Internet & Catalog Retail – 0.7%
9,563	Amazon.com, Inc., (2)				1,501,965
	Internet Software & Services – 2.1%
4,560	Akamai Technologies, Inc., (2)				228,821
29,263	eBay Inc., (2)				714,017
5,752	Google Inc., Class A, (2)				3,024,344
22,961	United Online, Inc.				131,337
8,185	VeriSign, Inc., (2)				259,792
27,685	Yahoo! Inc., (2)				392,296
	Total Internet Software & Services				4,750,607
	IT Services – 3.3%
39,214	Automatic Data Processing, Inc.				1,648,164
11,786	Cognizant Technology Solutions Corporation, Class A, (2)				759,843
11,474	Fidelity National Information Services				311,290
31,992	International Business Machines Corporation (IBM)				4,291,407
2,687	Lender Processing Services Inc.				89,289
4,147	Visa Inc.				307,956
	Total IT Services				7,407,949
	Leisure Equipment & Products – 0.6%
21,491	Eastman Kodak Company, (2)				90,262
32,643	Mattel, Inc.				765,805
7,861	Polaris Industries Inc.				511,751
	Total Leisure Equipment & Products				1,367,818
	Life Sciences Tools & Services – 0.1%
1,370	Covance, Inc., (2)				64,102
2,730	Life Technologies Corporation, (2)				127,464
	Total Life Sciences Tools & Services				191,566
	Machinery – 2.4%
3,706	Briggs & Stratton Corporation				70,451
23,529	Caterpillar Inc.				1,851,262
9,959	Cummins Inc.				902,086
14,371	Deere & Company				1,002,808
17,971	Illinois Tool Works, Inc.				844,996
5,351	Pentair, Inc.				179,954
11,866	Snap-on Incorporated				551,888
	Total Machinery				5,403,445
	Media – 1.6%
8,069	CBS Corporation, Class B				127,974
101,823	Comcast Corporation, Class A				1,840,960
7,926	Gannett Company Inc.				96,935
5,070	Lamar Advertising Company, (2)				161,327
28,121	New York Times, Class A, (2)				217,657
51,141	Regal Entertainment Group, Class A				670,970
45,144	Sirius XM Radio Inc., (2)				54,173
24,892	World Wrestling Entertainment Inc.				346,248
	Total Media				3,516,244
	Metals & Mining – 0.9%
4,770	Companhia Siderurgica Nacional S.A., Sponsored ADR				84,286
14,049	Freeport-McMoRan Copper & Gold, Inc.				1,199,644
11,444	Southern Copper Corporation				401,913
9,242	United States Steel Corporation				405,169
	Total Metals & Mining				2,091,012
	Multiline Retail – 0.7%
11,439	Nordstrom, Inc.				425,531
23,005	Target Corporation				1,229,387
	Total Multiline Retail				1,654,918
	Multi-Utilities – 2.6%
41,360	Ameren Corporation				1,174,624
56,900	CenterPoint Energy, Inc.				894,468
16,397	Consolidated Edison, Inc.				790,663
30,028	Dominion Resources, Inc.				1,311,022
30,974	Integrys Energy Group, Inc.				1,612,506
	Total Multi-Utilities				5,783,283
	Oil, Gas & Consumable Fuels – 9.4%
20,360	Chesapeake Energy Corporation				461,154
52,722	Chevron Corporation				4,273,118
47,417	ConocoPhillips				2,723,158
11,317	CONSOL Energy Inc.				418,276
6,936	EOG Resources, Inc.				644,840
122,586	Exxon Mobil Corporation				7,574,589
7,395	Hess Corporation				437,192
20,568	Marathon Oil Corporation				680,801
23,707	Occidental Petroleum Corporation				1,856,258
13,666	Peabody Energy Corporation				669,771
24,031	Ship Financial International Limited				466,922
7,634	Southwestern Energy Company, (2)				255,281
23,750	StatoilHydro ASA				498,275
18,401	Valero Energy Corporation				322,202
	Total Oil, Gas & Consumable Fuels				21,281,837
	Personal Products – 0.3%
21,857	Avon Products, Inc.				701,828
	Pharmaceuticals – 7.8%
50,796	Abbott Laboratories				2,653,583
818	AstraZeneca PLC, Sponsored ADR				41,473
76,839	Bristol-Myers Squibb Company				2,083,105
34,215	Eli Lilly and Company				1,249,874
65,767	Johnson & Johnson				4,074,923
99,797	Merck & Company Inc.				3,673,528
209,692	Pfizer Inc.				3,600,412
7,664	Sanofi-Aventis, Sponsored ADR				254,828
	Total Pharmaceuticals				17,631,726
	Real Estate Investment Trust – 2.2%
28,349	Annaly Capital Management Inc.				498,942
35,857	Brandywine Realty Trust				439,248
16,606	Hospitality Properties Trust				370,812
54,457	Lexington Corporate Properties Trust				389,912
41,701	Nationwide Health Properties, Inc.				1,612,578
49,474	Senior Housing Properties Trust				1,162,639
14,334	U-Store-It Trust				119,689
19,112	Weyerhaeuser Company				301,205
	Total Real Estate Investment Trust				4,895,025
	Road & Rail – 0.2%
5,161	Union Pacific Corporation				422,170
	Semiconductors & Equipment – 2.4%
21,688	Analog Devices, Inc.				680,569
35,188	Applied Materials, Inc.				410,996
759	First Solar Inc., (2)				111,839
137,641	Intel Corporation				2,646,836
19,731	Microchip Technology Incorporated				620,540
19,215	NVIDIA Corporation, (2)				224,431
29,694	Texas Instruments Incorporated				805,895
	Total Semiconductors & Equipment				5,501,106
	Software – 4.1%
16,744	Adobe Systems Incorporated, (2)				437,856
8,286	Autodesk, Inc., (2)				264,903
209,515	Microsoft Corporation				5,131,022
101,782	Oracle Corporation				2,732,847
5,607	Salesforce.com, Inc., (2)				626,863
	Total Software				9,193,491
	Specialty Retail – 2.7%
7,446	Abercrombie & Fitch Co., Class A				292,777
22,224	American Eagle Outfitters, Inc.				332,471
10,998	Best Buy Co., Inc.				449,048
17,720	Gap, Inc.				330,301
56,453	Home Depot, Inc.				1,788,431
29,514	Limited Brands, Inc.				790,385
46,378	Lowe's Companies, Inc.				1,033,766
7,793	Tiffany & Co.				366,193
15,665	TJX Companies, Inc.				699,129
	Total Specialty Retail				6,082,501
	Textiles, Apparel & Luxury Goods – 0.4%
10,506	VF Corporation				851,196
	Thrifts & Mortgage Finance – 0.4%
57,748	New York Community Bancorp, Inc.				938,405
	Tobacco – 2.1%
69,672	Altria Group, Inc.				1,673,521
44,054	Philip Morris International				2,467,905
11,494	Reynolds American Inc.				682,629
	Total Tobacco				4,824,055
	Trading Companies & Distributors – 0.2%
3,200	W.W. Grainger, Inc.				381,152
	Wireless Telecommunication Services – 0.4%
54,217	Sprint Nextel Corporation, (2)				251,026
25,806	Vodafone Group PLC, Sponsored ADR				640,248
	Total Wireless Telecommunication Services				891,274
	Total Common Stocks (cost $219,703,741)				223,929,820
Principal
Amount (000)	Description (1)		Coupon	Maturity	Value
	Short-Term Investments – 5.7%
$ 12,806	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2010, repurchase price $12,806,069, collateralized by: $11,285,000 U.S. Treasury Notes, 2.375%, due 3/31/16, value $11,849,250, and $1,115,000 U.S. Treasury Notes, 3.125%, due 1/31/17, value $1,216,744		0.080%	10/01/10	$12,806,041
		Total Short-Term Investments (cost $12,806,041)			12,806,041
	Total Investments (cost $232,509,782) - 105.1%				236,735,861
	Other Assets Less Liabilities - (5.1)%				(11,452,729)
	Net Assets - 100%				$225,283,132

Investments in Derivatives

Call Options Written as of September 30, 2010:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
	Call Options Written (4)
(198)	S&P 500 Index	$ (21,780,000)	10/16/10	$ 1,100	$(930,600)
(381)	S&P 500 Index	(42,862,500)	10/16/10	1,125	(1,051,560)
(187)	S&P 500 Index	(20,102,500)	11/20/10	1,075	(1,501,610)
(198)	S&P 500 Index	(21,780,000)	11/20/10	1,100	(1,211,760)
(195)	S&P 500 Index	(21,937,500)	11/20/10	1,125	(859,950)
(198)	S&P 500 Index	(22,275,000)	12/18/10	1,125	(1,069,200)
(203)	S&P 500 Index	(23,345,000)	12/18/10	1,150	(801,850)
(1,560)	Total Call Options Written (premiums received $6,069,020)	$(174,082,500)			$(7,426,530)

Fair Value Measurements

In determining the fair value of the Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$223,929,820	$ –	$ –	$223,929,820
Short-Term Investments	12,806,041	–	–	12,806,041
Derivatives:
Call Options Written	(7,426,530)	–	–	(7,426,530)
Total	$229,309,331	$ –	$ –	$229,309,331

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$7,426,530
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments (excluding investments in derivatives) was $232,531,113.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2010, were as follows:

Gross unrealized:
Appreciation				$ 34,239,488
Depreciation				(30,034,740)

Net unrealized appreciation (depreciation) of investments				$ 4,204,748

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium and Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2010

*                      Print the name and title of each signing officer under his or her signature.